Other Accrued Liabilities Current (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accrued Liabilities, Current [Abstract]
Accrued insurance		$ 15,464	$ 18,756
Accrued swap valuation liability			3,165
Overpayments		6,746	7,678
Due to third party payors		3,727	3,569
Accrued interest		3,465	4,100
Other		19,918	7,798
Other accrued liabilities	$ 43,158	$ 49,320	$ 45,066